DESCRIPTION OF BUSINESS AND GENERAL (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 16, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 15, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net of associated fees		$ 0	$ (313,501)	$ 0
Tower Partners Semiconductor Co., Ltd ("TPSCo") [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of interests acquired		51.00%
Nuvoton Technology Corporation Japan ("NTCJ") [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of interests acquired		49.00%
Intel Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares price per share					$ 53
Termination fees received	$ 353
Net of associated fees			$ 313,501